Restricted Cash	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash
Restricted Cash
In accordance with the provisions of the regulations of the People’s Republic of China, the Company is required to deposit funds into separate accounts restricted to the funding of future asset retirement obligations in offshore China. As at December 31, 2019, the Company had deposited funds of $142 million which have been classified as non-current (2018 – $128 million).